Net fee and commission income	6 Months Ended
Jun. 30, 2024
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 5

Net fee and commission income

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Underwriting fees 235 224 131 458 280
M&A and corporate finance fees 262 234 156 496 335
Brokerage fees 1,095 1,019 800 2,115 1,681
Investment fund fees 1,358 1,201 1,179 2,559 2,357
Portfolio management and related services 2,678 2,456 2,254 5,134 4,464
Other 562 472 487 1,034 967
Total fee and commission income
1
6,190 5,607 5,008 11,797 10,083
of which: recurring 4,076 3,668 3,496 7,744 6,909
of which: transaction-based 2,089 1,915 1,504 4,004 3,143
of which: performance-based 25 24 7 49 31
Fee and commission expense 589 458 419 1,047 866
Net fee and commission income 5,601 5,148 4,589 10,750 9,217
1 Reflects third-party fee and commission income for the second quarter of 2024 of USD
3,697
m for Global Wealth Management (first quarter of 2024:

USD
3,489 m; second quarter of 2023: USD 3,117 m), USD 589 m
for Personal & Corporate

Banking (first quarter of 2024:

USD
489
m; second quarter of 2023:

USD
469 m), USD 774
m for Asset Management (first

quarter of 2024: USD
656
m; second quarter of 2023:

USD
664 m),
USD 1,110
m for the

Investment Bank (first

quarter of 2024:

USD
975
m; second quarter

of 2023: USD
780 m), negative USD 22
m for Group

Items (first quarter of

2024: negative USD
5
m; second quarter of

2023:
negative USD 22 m) and USD 42
m for Non-core

and Legacy

(first quarter of

2024: USD
3
m; second quarter

of 2023:

USD
0
m). Comparative-period

information has

been restated for

changes in business

division
perimeters, Group Treasury allocations and Non-core

and Legacy cost allocations. Refer to Note 3 for more information.